Expense Example - (Fidelity Equity Dividend Income Fund) - Class K	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
USD ($)	47	148	258	579